Basis of preparation Summary of adjustments arising form application of IFRS 9 (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
IFRS 9 'Financial Instruments'
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, and have been adopted in these financial statements with no material impact to results. The amendments clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations.
IFRSs not yet adopted
At the date of authorization of these financial statements, except as disclosed in Note 2, there are no Standards and Interpretations relevant to the Company which are in issue but not yet effective.